ACCOUNTS PAYABLE AND ACCRUED EXPENSES	12 Months Ended
Dec. 31, 2013
Accounts Payable and Accrued Liabilities, Current [Abstract]
Accounts Payable and Accrued Liabilities Disclosure [Text Block]	NOTE 10 — ACCOUNTS PAYABLE AND ACCRUED EXPENSES
	DECEMBER 31,
	2013	2012

Suppliers	$4,720	$5,392
Employee and related costs	9,235	8,598
Government commitment	3,752	2,546
	$17,707	$16,536